Capital and reserves - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Redemption of perpetual hybrid bonds, net of tax	[1]	$ (1,291)
Issue of perpetual hybrid bonds	[1]	4,330	$ 175	$ 370
Payments on issue of perpetual hybrid bonds	[1]	(610)	(591)	(529)
Profit (loss) for the year	[1]	1,229	15,880	(1,357)
Equity	[1]	78,318	85,493	82,990	$ 90,439
Proceeds from disposals of businesses, net of cash disposed		$ 2,578	1,193	1,841
BP Pipelines TAP Limited
Disclosure of reserves within equity [line items]
Proportion of voting rights held by non-controlling interests		25.00%
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control		$ 830
Trans Adriatic Pipeline AG | BP Pipelines TAP Limited
Disclosure of reserves within equity [line items]
Ownership percentage in subsidiary		20.00%
Subsidiary With Offshore US Assets
Disclosure of reserves within equity [line items]
Ownership percentage in subsidiary		49.00%
Proceeds from disposals of businesses, net of cash disposed		$ 500
Preference shares
Disclosure of reserves within equity [line items]
Issues, fair value measurement, entity's own equity instruments		1,330
Corporate bonds [Member]
Disclosure of reserves within equity [line items]
Payments on issue of perpetual hybrid bonds		(485)	(477)
Project specific bonds [Member]
Disclosure of reserves within equity [line items]
Payments on issue of perpetual hybrid bonds		$ (125)	(114)
6.45% fixed rate up to 2034 [Member] | Within ten years
Disclosure of reserves within equity [line items]
Coupons on hybrid bonds, fixed rate		6.45%
4.375% fixed rate non-call [Member] | Within ten years
Disclosure of reserves within equity [line items]
Coupons on hybrid bonds, fixed rate		4.375%
3.25% fixed rate non-call [Member] | Within ten years
Disclosure of reserves within equity [line items]
Coupons on hybrid bonds, fixed rate		3.25%
Non-controlling interests, hybrid bonds [Member]
Disclosure of reserves within equity [line items]
Redemption of perpetual hybrid bonds, net of tax	[1]	$ (1,300)
Issue of perpetual hybrid bonds	[1]	4,352	176	374
Payments on issue of perpetual hybrid bonds	[1]	(610)	(586)	(544)
Profit (loss) for the year	[1]	641	586	519
Equity	[1]	16,649	13,566	$ 13,390	$ 13,041
Non-controlling interests, hybrid bonds [Member] | Corporate bonds [Member]
Disclosure of reserves within equity [line items]
Redemption of perpetual hybrid bonds, net of tax		(1,300)
Issue of perpetual hybrid bonds		3,900
Profit (loss) for the year		517	473
Equity		14,600	12,100
Non-controlling interests, hybrid bonds [Member] | Project specific bonds [Member]
Disclosure of reserves within equity [line items]
Issue of perpetual hybrid bonds		500
Profit (loss) for the year		125	113
Equity		$ 2,000	1,500
Non-controlling interests, hybrid bonds [Member] | 4.375% fixed rate non-call [Member]
Disclosure of reserves within equity [line items]
Coupons on hybrid bonds, fixed rate		4.375%
Non-controlling interests [member] | Preference shares
Disclosure of reserves within equity [line items]
Equity		$ 1,300	$ 300

[1]	See Note 32 for further information.